ACCOUNTING PRINCIPLES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTING PRINCIPLES AND POLICIES [Abstract]
Schedule of overview about the consolidated subsidiaries
The following table provides an overview of the consolidated subsidiaries at December 31, 2025:

Entity	Registered office	Investment %
Pharming Americas B.V.	The Netherlands	100%
Pharming Intellectual Property B.V.	The Netherlands	100%
Broekman Instituut B.V.	The Netherlands	100%
Pharming Healthcare, Inc.	The United States	100%
ProBio, Inc.	The United States	100%
Pharming Technologies B.V.	The Netherlands	100%
Pharming Research & Development B.V.	The Netherlands	100%
Pharming Australia Pty Ltd	Australia	100%
Pharming UK Ltd	The United Kingdom	100%
Pharming Germany GmbH*	Germany	100%
Pharming France SAS*	France	100%
Abliva AB**	Sweden	100%
Abliva, Inc.***	The United States	100%

* This entity was acquired in February 2025
** This entity was established in November 2025
*** This entity is dissolved in January 2026

Schedule of exchange rates were applied	The following exchange rates were applied:

	December 31, 2025	Average 2025	December 31, 2024	Average 2024	December 31, 2023	Average 2023
EUR/USD	1.1713	1.1259	1.0350	1.0804	1.1002	1.0790
AUD/USD	0.6699	0.6442	0.6224	0.6596	Not used	Not used
GBP/USD	1.3455	1.3181	1.2488	1.2772	Not used	Not used
SEK/USD	0.1083	0.1018	Not used	Not used	Not used	Not used

Schedule of remaining amortisation periods for intangible assets
The remaining amortization periods for intangible assets at December 31, 2025 are:

Amortization period
Category	Description	Total	Remaining
RUCONEST® for HAE (EU)	RUCONEST® for HAE (EU) development costs	10 years	Fully amortized
RUCONEST® license	RUCONEST® license for HAE (US)	20 years	11 years
RUCONEST® license	RUCONEST® license for HAE (EU)	7 years	1 year
JOENJA® license	JOENJA® license for APDS	14 years	11 years
KL1333 license	KL1333 license for mitochondrial disease	N/A	N/A
Goodwill	Goodwill on acquisition Abliva AB	N/A	N/A
Software	Software development costs	3 to 5 years	1 to 5 years

Schedule of deprecation period for property, plant and equipment
The depreciation periods for property, plant and equipment are:

Category	Depreciation period
Operational facilities	10-20 years
Leasehold improvements	5-15 years
Machinery and equipment	5-10 years
Other property, plant & equipment	5-10 years

Amounts in $ ‘000	Operational facilities	Leasehold Improvement	Machinery and equipment	Other	Asset under construction	Total
At cost	4,913	5,546	9,660	5,131	179	25,429
Accumulated depreciation	(3,388)	(2,487)	(6,386)	(3,479)	—	(15,740)
Carrying value at January 1, 2024	1,525	3,059	3,274	1,652	179	9,689
Investments	—	197	219	230	144	790
Internal transfer - cost	—	—	—	175	(175)	—
Depreciation charges	(355)	(266)	(756)	(900)	—	(2,277)
Currency translation - cost	(291)	(311)	(582)	(152)	(3)	(1,339)
Currency translation - accumulated depreciation	216	148	410	115	—	889
Movement 2024	(430)	(232)	(709)	(532)	(34)	(1,937)
At cost	4,622	5,432	9,297	5,384	145	24,880
Accumulated depreciation	(3,527)	(2,605)	(6,732)	(4,264)	—	(17,128)
Carrying value at December 31, 2024	1,095	2,827	2,565	1,120	145	7,752
Investments	—	173	188	388	—	749
Internal transfer - cost	—	144	—	—	(145)	(1)
Divestments	—	—	(143)	—	—	(143)
Depreciation charges	(360)	(333)	(659)	(706)	—	(2,058)
Depreciation of disinvestment	—	—	96	—	—	96
Currency translation - cost	609	654	1,226	343	—	2,832
Currency translation - accumulated depreciation	(479)	(333)	(909)	(273)	—	(1,994)
Movement 2025	(230)	305	(201)	(248)	(145)	(519)
At cost	5,231	6,403	10,568	6,115	—	28,317
Accumulated depreciation	(4,366)	(3,271)	(8,204)	(5,243)	—	(21,084)
Carrying value at December 31, 2025	865	3,132	2,364	872	—	7,233